Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001872302
Document Type	POS AM
Entity Registrant Name	Nano Labs Ltd
Entity Incorporation, State or Country Code	E9
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Post-Effective Amendment No. 2 to the Registration Statement on Form F-1 (File No. 333-278977) as amended, (the “Registration Statement”) of Nano Labs Ltd (the “Company”) as originally declared effective by the Securities and Exchange Commission on July 11, 2024, is being filed (i) pursuant to the undertakings in Item 9 of the Registration Statement to include the information contained in the Company’s annual report on Form 20-F that was filed with the SEC on April 11, 2025, including the Company’s condensed consolidated financial statements as of December 31, 2023 and 2024 and for the years ended December 31, 2022, 2023 and 2024; and (ii) certain other information. The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 2. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Amendment Flag	true